                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       August 17, 2006
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-01190                                Frank Russell Company
   -----------------                    ----------------------------------
[Repeat as Necessary]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $1,818,074,651


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP

Filtered Combined Holdings Report
Valuation of Investments as at 30 June 2006

            ITEM 1                ITEM 2         ITEM 3         ITEM 4          ITEM 5      ITEM 6 INV.   ITEM 7        ITEM 8
          STOCK NAME          TITLE OR CLASS     CUSIP           FMV            SHARES      DISCRETION    MANAGER  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
AFP Provida                                  CLP7919K1035      4,436,069.46   2,673,097.00     Sole          1     Sole 2,198,777.00
                                                                                                                   None   474,320.00

US0351282068                  ADR                             74,650,240.20   1,551,335.00     Sole          1     Sole 1,377,673.00
                                                                                                                   None   173,662.00

Banco Macro Bansud            ADR            U505961 W1053    31,737,168.00   1,558,800.00     Sole          1     Sole 1,334,600.00
                                                                                                                   None   224,200.00

Bancolombia                   ADR            US05968L1026     23,131,180.00     959,800.00     Sole          1     Sole   825,100.00
                                                                                                                   None   134,700.00

Bank Forum                    GDR            US3498091038     11,591,801.19     974,953.00     Sole          1     Sole   974,953.00
                                                                                                                   None         0.00

Baoshan Iron & Steel          A              XS0214156696      4,077,033.77   7,472,193.00     Sole          1     Sole 7,472,193.00
                                                                                                                   None         0.00

BMB Munai (Certificated)                     US09656A1051      7,356,600.00   1,098,000.00     Sole          1     Sole 1,098,000.00
                                                                                                                   None         0.00

Brasil Telecom Participacoes  ADR            US1055301097     77,923,725.00   2,392,500.00     Sole          1     Sole 1,643,900.00
                                                                                                                   None   748,600.00

Check Point Software                         IL0010824113    160,357,964.80   9,111,248.00     Sole          1     Sole 6,297,048.00
                                                                                                                   None 2,814,200.00

Cia de Bebidas das Americas   ADR            US20441 W2035     6,521,625.00     158,100.00     Sole          1     Sole   108,600.00
                                                                                                                   None    49,500.00

Cia de Bebidas das Americas   CM ADR         US20441 W1046     4,968,084.00     135,740.00     Sole          1     Sole    91,280.00
                                                                                                                   None    44,460.00

Filtered Combined Holdings Report
Valuation of Investments as at 30 June 2006

            ITEM 1                ITEM 2         ITEM 3         ITEM 4          ITEM 5       ITEM 6 INV.  ITEM 7       ITEM 8
          STOCK NAME          TITLE OR CLASS     CUSIP           FMV            SHARES       DISCRETION  MANAGER  VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Embonor B           ADR Reg S      US2908152083     15,378,780.80   1,996,000.00       Sole       1     Sole  1,634,800.00
                                                                                                                  None    361,200.00

Commercial International      GDR Reg S      US2017122050      3,799,620.00     383,800.00       Sole       1     Sole    358,900.00
                                                                                                                  None     24,900.00

Companhia Brasileira De Dist. ADR            US20440T2015     53,526,546.00   1,718,900.00       Sole       1     Sole  1,173,200.00
                                                                                                                  None    545,700.00

Credicorp (US)                               BMG2519Y1084     76,991,208.00   2,569,800.00       Sole       1     Sole  1,783,300.00
                                                                                                                  None    786,500.00

Embotelladora Andina          ADR Rep A      US29081P2048     10,894,284.00     812,400.00       Sole       1     Sole    515,450.00
                                                                                                                  None    296,950.00

Embotelladora Andina          ADS Rep B      US29081P3038     44,580,914.00   3,016,300.00       Sole       1     Sole  1,691,600.00
                                                                                                                  None  1,324,700.00

Femsa                         ADS            US3444191064     96,096,662.48   1,147,834.00       Sole       1     Sole    798,118.00
                                                                                                                  None    349,716.00

GAIL India                    GDR            U536268T2069     64,373,633.50   1,921,601.00       Sole       1     Sole  1,632,801.00
                                                                                                                  None    288,800.00

Galnaftogaz                   GDR            US20601L1044      5,417,048.34   1,059,300.00       Sole       1     Sole  1,059,300.00
                                                                                                                  None          0.00

Global Alumina Corporation                   CA37944L1040      4,659,200.00   3,328,000.00       Sole       1     Sole  3,328,000.00
                                                                                                                  None          0.00

Gujarat Ambuja Cements        GDR            USY2943F1132     10,263,330.00   4,665,150.00       Sole       1     Sole  4,665,150.00
                                                                                                                  None          0.00

Filtered Combined Holdings Report
Valuation of Investments as at 30 June 2006

            ITEM 1                ITEM 2         ITEM 3         ITEM 4          ITEM 5       ITEM 6 INV.  ITEM 7       ITEM 8
          STOCK NAME          TITLE OR CLASS     CUSIP           FMV            SHARES       DISCRETION  MANAGER  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Korea Electric Power Span     ADR            US5006311063      3,727,536.00     196,600.00       Sole       1     Sole    159,000.00
                                                                                                                  None     37,600.00

Lukoil                        ADR            US6778621044    144,585,043.20   1,737,801.00       Sole       1     Sole  1,459,801.00
                                                                                                                  None    278,000.00

Magnit                                       RU000AOJKQU8      5,002,725.00     219,900.00       Sole       1     Sole    122,800.00
                                                                                                                  None     97,100.00

Mobile Telesystems            ADR            US6074091090    217,331,968.00   7,382,200.00       Sole       1     Sole  6,299,900.00
                                                                                                                  None  1,082,300.00

MOL Hungarian Oil & Gas       GDS            US6084642023    102,531,672.50   1,000,309.00       Sole       1     Sole    794,183.00
                                                                                                                  None    206,126.00

MTN Group                                    ZAE000042164    183,922,007.37  24,795,920.00       Sole       1     Sole 16,974,917.00
                                                                                                                  None  7,821,003.00

Orascom Construction Inds     GDR REST       US68554N1063      4,996,587.30      79,437.00       Sole       1     Sole     79,437.00
                                                                                                                  None          0.00

Promstroibank St Petersburg                  RU0008898648      2,292,000.00   2,292,000.00       Sole       1     Sole    856,000.00
                                                                                                                  None  1,436,000.00

Pyaterochka                   GDR            US7470712073     46,852,717.05   2,813,977.00       Sole       1     Sole  2,510,741.00
                                                                                                                  None    303,236.00

Ranbaxy Laboratories          GDS            USY7187Y1166      4,178,028.00     526,200.00       Sole       1     Sole    526,200.00
                                                                                                                  None          0.00

Sberbank RF                                  RU0009029540      2,506,350.00       1,470.00       Sole       1     Sole      1,170.00
                                                                                                                  None        300.00

Filtered Combined Holdings Report
Valuation of Investments as at 30 June 2006

            ITEM 1                ITEM 2         ITEM 3         ITEM 4          ITEM 5         ITEM 6      ITEM 7       ITEM 8
          STOCK NAME          TITLE OR CLASS     CUSIP           FMV            SHARES     INV. DISCRETION MANAGER VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Seventh Continent                            RUOOOAODM8R7      1,775,100.00      97,000.00       Sole         1    Sole    97,000.00
                                                                                                                   None         0.00

SK Telecom Co                 ADR            US78440P1084     18,691,502.00     798,100.00       Sole         1    Sole   494,800.00
                                                                                                                   None   303,300.00

Syneron Medical                              IL0010909351     19,144,872.00     916,900.00       Sole         1    Sole   785,100.00
                                                                                                                   None   131,800.00

Tele Norte Leste              ADR            US8792461068    126,812,775.00   9,946,100.00       Sole         1    Sole 6,963,400.00
                                                                                                                   None 2,982,700.00

Trader Media East             REG S GDR      US89255G2084     35,044,140.00   3,728,100.00       Sole         1    Sole 3,728,100.00
                                                                                                                   None         0.00

Unibanco                      ADR            US90458E1073     62,678,799.00     944,100.00       Sole         1    Sole   618,500.00
                                                                                                                   None   325,600.00

Wmm-Bill-Dann Foods           ADR            US97263M1099     43,268,110.20   1,105,188.00       Sole         1    Sole 1,105,188.00
                                                                                                                   None         0.00

Total                                                      1,818,074,651.16 109,286,153.00